Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Gain on sale of securities includes reclassification of accumulated other comprehensive income	$ 523	$ (1,286)	$ (933)
Amounts reclassified from accumulated other comprehensive income, net of tax	$ 202	$ 496	$ 360